Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of financial assets measured at fair value on a recurring basis
	December 31, 2020
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Corporate bonds	$-	$-	$-	$-
Convertible bonds	-	1,238	-	1,238

Total financial assets	$-	$1,238	$-	$1,238

Liabilities:
Contingent consideration	$-	$-	$11,206	$11,206

Total financials liabilities	$-	$-	$11,206	$11,206

	December 31, 2019
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Corporate bonds	$-	$5,488	$-	$5,488
Convertible bonds	-	1,112	-	1,112

Total financial assets	$-	$6,600	$-	$6,600

Liabilities:
Contingent consideration	$-	$-	$5,964	$5,964

Total financials liabilities	$-	$-	$5,964	$5,964

Schedule of fair value measurements using significant unobservable inputs
	December 31,
	2020	2019

Opening balance	$5,964	$414
Increase in contingent consideration due to acquisitions	2,222	5,851
Payment of contingent consideration	(728)	(585)
Increase in fair value of contingent consideration	3,812	255
Decrease in fair value of contingent consideration	(2,040)	-
Amortization of interest and exchange rate	2,014	29

Closing balance	$10,561	$5,964